JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

December 29, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”) on behalf of:
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio
Lifestyle II Aggressive Portfolio
Lifestyle II Growth Portfolio
Lifestyle II Balanced Portfolio
Lifestyle II Moderate Portfolio
Lifestyle II Conservative Portfolio
Retirement Choices at 2060 Portfolio
Retirement Choices at 2055 Portfolio
Retirement Choices at 2050 Portfolio
Retirement Choices at 2045 Portfolio
Retirement Choices at 2040 Portfolio
Retirement Choices at 2035 Portfolio
Retirement Choices at 2030 Portfolio
Retirement Choices at 2025 Portfolio
Retirement Choices at 2020 Portfolio
Retirement Choices Income Portfolio
Retirement Living through 2060 Portfolio
Retirement Living through 2055 Portfolio
Retirement Living through 2050 Portfolio
Retirement Living through 2045 Portfolio
Retirement Living through 2040 Portfolio
Retirement Living through 2035 Portfolio
Retirement Living through 2030 Portfolio
Retirement Living through 2025 Portfolio
Retirement Living through 2020 Portfolio
Retirement Living through 2015 Portfolio
Retirement Living through 2010 Portfolio
Retirement Living through II 2060 Portfolio
Retirement Living through II 2055 Portfolio
Retirement Living through II 2050 Portfolio
Retirement Living through II 2045 Portfolio
Retirement Living through II 2040 Portfolio
Retirement Living through II 2035 Portfolio
Retirement Living through II 2030 Portfolio
Retirement Living through II 2025 Portfolio
Retirement Living through II 2020 Portfolio
Retirement Living through II 2015 Portfolio
Retirement Living through II 2010 Portfolio
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplements filed with the Securities and Exchange Commission on December 9, 2016 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-16-014381), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna

Ariel Ayanna

Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document